Financial Assets at Fair Value through Profit or Loss - Schedule of Financial Assets at Fair Value through Profit or Loss (Details) - USD ($) $ in Thousands		Dec. 31, 2025		Dec. 31, 2024
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		$ 44,285		$ 42,521
Current		4,976		4,540
Non-current		39,309		37,981
Investment A [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		129		300
Investment B [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		824		1,000
Investment C [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		9,600		10,284
Investment D – investment in a limited partnership set up by Matrixport Group [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total	[1]	20,328		21,795
Investment E [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		1,500		1,500
Investment F [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		1,125		726
Investment I [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		2,803		1,876
Investment J [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total			[2]	500
Investment K [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		2,000
Investment M [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		1,000
Investment G [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		1,100		1,000
Investment H [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		3,000		3,540
Investment J [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		563			[2]
Investment L [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss [Line Items]
Investments in unlisted equity instruments total		$ 313

[1]	See Note 24.
[2]	During the year ended December 31, 2025, Investment J became publicly listed and is accordingly presented as a listed equity instrument.